UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        November 2, 2009
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $830,133
(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
ACCENTURE PLC IRELAND        SHS CLASS A        G1151C101   4,368     117,200 SH       SOLE                117,200
ACE LTD		             SHS                H0023R105  12,151     227,300 SH       SOLE                227,300
AFLAC INC		     COM                001055102   8,599     201,200 SH       SOLE		   201,200
ALLSTATE CORP		     COM                020002101   6,736     220,000 SH       SOLE	           220,000
AMDOCS LTD		     ORD                G02602103   2,863     106,500 SH       SOLE		   106,500
AMERICAN INTL GROUP INC      COM NEW            026874784     882      20,000 SH       SOLE                 20,000
APACHE CORP                  COM                037411105  10,101     110,000 SH       SOLE	           110,000
BAXTER INTL INC              COM                071813109  10,262     180,000 SH       SOLE                180,000
BECTON DICKINSON & CO        COM                075887109  13,699     196,400 SH       SOLE                196,400
BOEING CO		     COM                097023105   4,603      85,000 SH       SOLE                 85,000
BP PLC                       SPONSORED ADR      055622104  12,243     230,000 SH       SOLE                230,000
BOISE INC		     COM	        09746Y105     722     136,700 SH       SOLE		   136,700
CA INC                       COM                12673P105  38,172   1,735,889 SH       SOLE              1,735,889
CHUBB CORP                   COM                171232101  11,861     235,300 SH       SOLE                235,300
CIGNA CORP                   COM                125509109   5,478     195,000 SH       SOLE                195,000
CITIGROUP INC		     COM                172967101  16,700   3,450,400 SH       SOLE              3,450,400
CNA FINL CORP		     COM                126117100   3,363     139,300 SH       SOLE                139,300
CON-WAY INC		     COM                205944101     383      10,000 SH       SOLE                 10,000
COMPUWARE CORP               COM                205638109   2,735     373,098 SH       SOLE                373,098
CONOCOPHILLIPS               COM                20825C104  56,698   1,255,500 SH       SOLE              1,255,500
CONTINENTAL AIRLS INC        CL B               210795308  34,501   2,098,600 SH       SOLE              2,098,600
COSTAR GROUP INC	     COM	        22160N109     420      10,200 SH       SOLE  		    10,200
DEVON ENERGY CORP NEW        COM                25179M103  10,100     150,000 SH       SOLE                150,000
LILLY ELI & CO               COM                532457108   3,035      91,900 SH       SOLE                 91,900
EXXON MOBIL CORP	     COM                30231G102  12,350     180,000 SH       SOLE 		   180,000
FEDEX CORP		     COM	        31428X106   5,484      72,900 SH       SOLE                 72,900
FORD MTR CO DEL		     COM PAR $0.01      345370860  13,350   1,851,600 SH       SOLE              1,851,600
GENERAL MLS INC		     COM	        370334104  21,252     330,100 SH       SOLE                330,100
HUMANA INC		     COM                444859102  14,051     376,700 SH       SOLE                376,700
INGERSOLL-RAND PLC           SHS                G47791101   8,790     286,600 SH       SOLE                286,600
INTERNATIONAL BUSINESS MACHS COM                459200101 272,053   2,274,500 SH       SOLE              2,274,500
JOHNSON & JOHNSON	     COM                478160104  77,489   1,272,600 SH       SOLE		 1,272,600
LAS VEGAS SANDS CORP         COM                517834107  15,726     933,849 SH       SOLE                933,849
LSI CORPORATION              COM                502161102   1,310     238,600 SH       SOLE                238,600
PFIZER INC                   COM                717081103  31,268   1,889,300 SH       SOLE              1,889,300
PROSHARES                    TRPSHS ULTSH 20YRS 74347R297  15,404     350,000 SH       SOLE                350,000
QUEST DIAGNOSTICS INC	     COM                74834L100   2,088      40,000 SH       SOLE    		    40,000
SANOFI AVENTIS               SPONSORED ADR      80105N105     500      13,542 SH       SOLE                 13,542
SPDR GOLD TRUST              GOLD SHS           78463V107  39,631     400,922 SH       SOLE                400,922
UAL CORP                     COM NEW            902549807   1,014     110,000 SH       SOLE                110,000
UNITED PARCEL SERVICE INC    CL B               911312106  13,671     242,100 SH       SOLE                242,100
UNUM GROUP                   COM                91529Y106   7,570     353,100 SH       SOLE                353,100
U S AIRWAYS GROUP INC	     COM                90341W108   1,457     310,000 SH       SOLE    	           310,000
WYNN RESORTS LTD	     COM                983134107   4,999      70,521 SH       SOLE	            70,521
							  830,133
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